Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 24, 2024
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information
for the iShares ESG Screened S&P 500 ETF (XVV), iShares ESG Screened S&P Mid‑Cap ETF (XJH), iShares ESG Screened S&P Small‑Cap ETF (XJR), iShares Global Clean Energy ETF (ICLN), and iShares Global Timber & Forestry ETF (WOOD)
(each, a “Fund” and collectively, the “Funds”)
Effective with the index reviews noted below, S&P Dow Jones Indices LLC (the “Index Provider”) will utilize measurements from S&P Global Business Involvement Screens when monitoring the company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.). During prior index reviews, the Index Provider utilized measurements from Sustainalytics.

Index Review Implementation	Funds

June 2024	iShares ESG Screened S&P 500 ETF iShares ESG Screened S&P Mid‑Cap ETF iShares ESG Screened S&P Small‑Cap ETF

September 2024	iShares Global Timber & Forestry ETF

October 2024	iShares Global Clean Energy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Screened S&P 500 ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 24, 2024
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information
for the iShares ESG Screened S&P 500 ETF (XVV), iShares ESG Screened S&P Mid‑Cap ETF (XJH), iShares ESG Screened S&P Small‑Cap ETF (XJR), iShares Global Clean Energy ETF (ICLN), and iShares Global Timber & Forestry ETF (WOOD)
(each, a “Fund” and collectively, the “Funds”)
Effective with the index reviews noted below, S&P Dow Jones Indices LLC (the “Index Provider”) will utilize measurements from S&P Global Business Involvement Screens when monitoring the company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.). During prior index reviews, the Index Provider utilized measurements from Sustainalytics.

Index Review Implementation	Funds

June 2024	iShares ESG Screened S&P 500 ETF iShares ESG Screened S&P Mid‑Cap ETF iShares ESG Screened S&P Small‑Cap ETF

September 2024	iShares Global Timber & Forestry ETF

October 2024	iShares Global Clean Energy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Screened S&P Mid-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 24, 2024
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information
for the iShares ESG Screened S&P 500 ETF (XVV), iShares ESG Screened S&P Mid‑Cap ETF (XJH), iShares ESG Screened S&P Small‑Cap ETF (XJR), iShares Global Clean Energy ETF (ICLN), and iShares Global Timber & Forestry ETF (WOOD)
(each, a “Fund” and collectively, the “Funds”)
Effective with the index reviews noted below, S&P Dow Jones Indices LLC (the “Index Provider”) will utilize measurements from S&P Global Business Involvement Screens when monitoring the company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.). During prior index reviews, the Index Provider utilized measurements from Sustainalytics.

Index Review Implementation	Funds

June 2024	iShares ESG Screened S&P 500 ETF iShares ESG Screened S&P Mid‑Cap ETF iShares ESG Screened S&P Small‑Cap ETF

September 2024	iShares Global Timber & Forestry ETF

October 2024	iShares Global Clean Energy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares ESG Screened S&P Small-Cap ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 24, 2024
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information
for the iShares ESG Screened S&P 500 ETF (XVV), iShares ESG Screened S&P Mid‑Cap ETF (XJH), iShares ESG Screened S&P Small‑Cap ETF (XJR), iShares Global Clean Energy ETF (ICLN), and iShares Global Timber & Forestry ETF (WOOD)
(each, a “Fund” and collectively, the “Funds”)
Effective with the index reviews noted below, S&P Dow Jones Indices LLC (the “Index Provider”) will utilize measurements from S&P Global Business Involvement Screens when monitoring the company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.). During prior index reviews, the Index Provider utilized measurements from Sustainalytics.

Index Review Implementation	Funds

June 2024	iShares ESG Screened S&P 500 ETF iShares ESG Screened S&P Mid‑Cap ETF iShares ESG Screened S&P Small‑Cap ETF

September 2024	iShares Global Timber & Forestry ETF

October 2024	iShares Global Clean Energy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Timber & Forestry ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 24, 2024
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information
for the iShares ESG Screened S&P 500 ETF (XVV), iShares ESG Screened S&P Mid‑Cap ETF (XJH), iShares ESG Screened S&P Small‑Cap ETF (XJR), iShares Global Clean Energy ETF (ICLN), and iShares Global Timber & Forestry ETF (WOOD)
(each, a “Fund” and collectively, the “Funds”)
Effective with the index reviews noted below, S&P Dow Jones Indices LLC (the “Index Provider”) will utilize measurements from S&P Global Business Involvement Screens when monitoring the company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.). During prior index reviews, the Index Provider utilized measurements from Sustainalytics.

Index Review Implementation	Funds

June 2024	iShares ESG Screened S&P 500 ETF iShares ESG Screened S&P Mid‑Cap ETF iShares ESG Screened S&P Small‑Cap ETF

September 2024	iShares Global Timber & Forestry ETF

October 2024	iShares Global Clean Energy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.

iShares Global Clean Energy ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
iShares®
iShares Trust
Supplement dated June 24, 2024
to the currently effective Summary Prospectus, Prospectus and
Statement of Additional Information
for the iShares ESG Screened S&P 500 ETF (XVV), iShares ESG Screened S&P Mid‑Cap ETF (XJH), iShares ESG Screened S&P Small‑Cap ETF (XJR), iShares Global Clean Energy ETF (ICLN), and iShares Global Timber & Forestry ETF (WOOD)
(each, a “Fund” and collectively, the “Funds”)
Effective with the index reviews noted below, S&P Dow Jones Indices LLC (the “Index Provider”) will utilize measurements from S&P Global Business Involvement Screens when monitoring the company exclusion criteria related to business activity (e.g., controversial weapons, tobacco, thermal coal, etc.). During prior index reviews, the Index Provider utilized measurements from Sustainalytics.

Index Review Implementation	Funds

June 2024	iShares ESG Screened S&P 500 ETF iShares ESG Screened S&P Mid‑Cap ETF iShares ESG Screened S&P Small‑Cap ETF

September 2024	iShares Global Timber & Forestry ETF

October 2024	iShares Global Clean Energy ETF
If you have any questions, please call 1‑800‑iShares (1‑800‑474‑2737).
iShares® is a registered trademark of BlackRock Fund Advisors and its affiliates.